Investment Policy	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Description of Plan [Line Items]
Investment Policy	Investment Policy
At December 31, 2025 and 2024, the Plan’s 401(k)-related assets were allocated among the investment options discussed in Note 1(h) based on participants’ investment elections. The investment options are recommended by an independent investment consultant and approved by the Investment Subcommittee. Notes receivable from participants repayments and interest earned are allocated to each of the investment funds based upon the participant contribution election percentages.